Putnam Investments

100 Federal Street

Boston, MA 02110

July 7, 2023

BY EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Statement on Schedule 14A for Putnam Asset Allocation Funds (Securities Act Reg. No. 33-51017 and Investment Company Act File No. 811-07121), on behalf of its Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Multi-Asset Income Fund series; Putnam California Tax Exempt Income Fund (Securities Act Reg. No. 2-81011 and Investment Company Act File No. 811-03630); Putnam Convertible Securities Fund (Securities Act Reg. No. 2-43384 and Investment Company Act File No. 811-02280); Putnam Diversified Income Trust (Securities Act Reg. No. 33-23623 and Investment Company Act File No. 811-05635); Putnam ETF Trust (Securities Act Reg. No. 333-253222 and Investment Company Act File No. 811-23643 on behalf of its Putnam BDC Income ETF, Putnam, BioRevolution™, Putnam Emerging Markets Ex-China ETF, Putnam ESG Core Bond ETF, Putnam ESG High Yield ETF, Putnam ESG Ultra Short ETF, Putnam Focused Large Cap Growth ETF, Putnam Focused Large Cap Value ETF, Putnam PanAgora ESG Emerging Markets ETF, Putnam PanAgora ESH International Equity ETF, Putnam Sustainable Futurer ETF, and Putnam Sustainable Leaders ETF series; Putnam Focused International Equity Fund (Securities Act Reg. No. 2-25258 and Investment Company Act File No. 811-01403); Putnam Funds Trust (Securities Act Reg. No. 333-00515 and Investment Company Act File No. 811-07513), on behalf of its Putnam Core Bond Fund, Putnam Core Equity Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Emerging Markets Equity Fund, Putnam Floating Rate Income Fund, Putnam Focused Equity Fund, Putnam Global Technology Fund, Putnam Intermediate-Term Municipal Income Fund, Putnam International Value Fund, Putnam Mortgage Opportunities Fund, Putnam Short Duration Bond Fund, Putnam Short Term Investment Fund, Putnam Short-Term Municipal Income Fund, Putnam Small Cap Growth Fund, and Putnam Ultra Short Duration Income Fund, and Putnam Ultra Short MAC Series series; George Putnam Balanced Fund (Securities Act Reg. No. 2-10816 and Investment Company Act File No. 811-00058); Putnam Global Health Care Fund (Securities Act Reg. No. 2-75863 and Investment Company Act File No. 811-03386); Putnam Global Income Trust (Securities Act Reg. No. 33-07232 and Investment Company Act File No. 811-04524); Putnam High Yield Fund (Securities Act Reg. No. 33-02710 and Investment Company Act File No. 811-04616); Putnam Income Fund (Securities Act Reg. No. 2-11147 and Investment Company Act File No. 811-00653); Putnam International Equity Fund (Securities Act Reg. No. 33-37214 and Investment Company Act File No. 811-06190); Putnam Investment Funds (Securities Act Reg. No. 33-56339 and Investment Company Act File

No. 811-07237), on behalf of its Putnam Government Money Market Fund, Putnam International Capital Opportunities Fund, Putnam Large Cap Growth Fund, Putnam Research Fund, Putnam Small Cap Value Fund and Putnam Sustainable Future Fund series; Putnam Large Cap Value Fund (Securities Act Reg. No. 2-58869 and Investment Company Act File No. 811-02742); Putnam Massachusetts Tax Exempt Income Fund (Securities Act Reg. No. 33-5416 and Investment Company Act File No. 811-04518); Putnam Minnesota Tax Exempt Income Fund (Securities Act Reg. No. 33-08916 and Investment Company Act File No. 811-04527); Putnam Money Market Fund (Securities Act Reg. No. 2-55091 and Investment Company Act File No. 811-02608); Putnam Mortgage Securities Fund (Securities Act Reg. No. 2-87634 and Investment Company Act File No. 811-03897); Putnam New Jersey Tax Exempt Income Fund (Securities Act Reg. No. 33-32550 and Investment Company Act File No. 811-05977); Putnam New York Tax Exempt Income Fund (Securities Act Reg. No. 2-83909 and Investment Company Act File No. 811-03741); Putnam Ohio Tax Exempt Income Fund (Securities Act Reg. No. 33-8924 and Investment Company Act File No. 811-04528); Putnam Pennsylvania Tax Exempt Income Fund (Securities Act Reg. No. 33-28321 and Investment Company Act File No. 811-05802); Putnam Sustainable Leaders Fund (Securities Act Reg. No. 33-35576 and Investment Company Act File No. 811-06128); Putnam Target Date Funds (Securities Act Reg. No. 333-117134 and Investment Company Act File No. 811-21598), on behalf of its Putnam Retirement Advantage 2025 Fund, Putnam Retirement Advantage 2030 Fund, Putnam Retirement Advantage 2035 Fund, Putnam Retirement Advantage 2040 Fund, Putnam Retirement Advantage 2045 Fund, Putnam Retirement Advantage 2050 Fund, Putnam Retirement Advantage 2055 Fund, Putnam Retirement Advantage 2060 Fund, Putnam Retirement Advantage 2065 Fund series, and Putnam Retirement Advantage Maturity Fund, Putnam Sustainable Retirement 2025 Fund, Putnam Sustainable Retirement 2030 Fund, Putnam Sustainable Retirement 2035 Fund, Putnam Putnam Sustainable Retirement 2040 Fund, Putnam Sustainable Retirement 2045 Fund, Putnam Sustainable Retirement 2050 Fund, Putnam Sustainable Retirement 2055 Fund, Putnam Putnam Sustainable Retirement 2060 Fund, Putnam Sustainable Retirement 2065 Fund series, and Putnam Putnam Sustainable Retirement Maturity Fund series; Putnam Tax Exempt Income Fund (Securities Act Reg. No. 2-57165 and Investment Company Act File No. 811-02675); Putnam Tax-Free Income Trust (Securities Act Reg. No. 2-98790 and Investment Company Act File No. 811-04345), on behalf of its Putnam Strategic Intermediate Municipal Fund and Putnam Tax-Free High Yield Fund series; and Putnam Variable Trust (Securities Act Reg. No. 33-17486 and Investment Company Act File No. 811-05346), on behalf of its Putnam VT Core Equity Fund, Putnam VT Diversified Income Fund, Putnam VT Emerging Markets Equity Fund, Putnam VT Focused International Equity Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Health Care Fund, Putnam VT Government Money Market Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Equity Fund, Putnam VT International Value Fund, Putnam VT Large Cap Growth Fund, Putnam VT Large Cap Value Fund, Putnam VT Mortgage Securities Fund, Putnam VT Research Fund, Putnam VT Small Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT Sustainable Future Fund, and Putnam VT Sustainable Leaders Fund series (each a “Fund” and collectively, the “Funds”)

Dear Ladies and Gentleman:

On behalf of the Funds, we are filing, pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) and a related forms of proxy. As described further in the Proxy Statement, the Proxy Statement is being filed in connection with the solicitation of shareholder proxies with respect to the following proposals:

Proposal	Proposal Description	Affected Funds
1.	Approving a new Management Contract with Putnam Investment Management, LLC for your fund	All Funds
2a	Approving a new Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited for your fund	All Funds other than Putnam PanAgora ESG Emerging Markets Equity ETF and Putnam PanAgora ESG International Equity ETF
2b	Approving a new Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC for your fund	Putnam Core Bond Fund; Putnam Dynamic Asset Allocation Balanced Fund; Putnam Dynamic Asset Allocation Conservative Fund; Putnam Dynamic Asset Allocation Equity Fund; Putnam Dynamic Asset Allocation Growth Fund; Putnam Emerging Markets Equity Fund; Putnam Focused Equity Fund; Putnam Focused International Equity Fund; Putnam Global Health Care Fund; Putnam Global Technology Fund; Putnam International Capital Opportunities Fund; Putnam International Equity Fund; Putnam International Value Fund; Putnam Multi-Asset Income Fund; Putnam Research Fund; Putnam Short Duration Bond Fund; Putnam VT Emerging Markets Equity Fund; Putnam VT Focused International Equity Fund; Putnam VT Global Asset Allocation Fund; Putnam VT Global Health Care Fund; Putnam VT International Equity Fund; Putnam VT International Value Fund; and Putnam VT Research Fund

2c	Approving a new Subadvisory Agreement between Putnam Investment Management, LLC and PanAgora Asset Management, Inc. for your fund	Putnam PanAgora ESG Emerging Markets Equity ETF and Putnam PanAgora ESG International Equity ETF

The meeting at which shareholders of each Fund will be asked to vote on these proposals is currently expected to be held on October 20, 2023. Copies of the Proxy Statement will be mailed to shareholders of each Fund on or about August 25, 2023.

Please direct any questions concerning this filing to the undersigned at 617-760-2577.

Very truly yours,

/s/ Venice Monagan

Senior Counsel

cc: James Forbes, Esq.

Ropes & Gray LLP